Share-based payments - Number of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 Options	Dec. 31, 2023 shares	Dec. 31, 2022 Options	Dec. 31, 2021 Options
Share-based payments
Forfeited	(294,308)
ESOP options
Share-based payments
Outstanding at the beginning (units)	2,330,000		2,330,000	0
Granted during the period (units)	45,455			2,330,000
Modification of options (units)				0
Exercised during the period (units)	(199,091)
Exercised and forfeited during the period (units)				0
Forfeited	(200,000)		0
Outstanding at the end (units)	1,976,364		2,330,000	2,330,000
Class B complex vesting - related to Nexters Global Ltd shares
Share-based payments
Outstanding at the beginning (units)				500
Modification of options (units)				(500)
Class B complex vesting - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning (units)	4,120,300		4,414,608
Modification of options (units)				4,414,608
Exercised during the period (units)	(441,462)
Forfeited	(1,839,419)		(294,308)
Cancelled	(1,324,381)
Outstanding at the end (units)	515,038		4,120,300	4,414,608
Complex conditional upon listing - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning (units)	20,000		20,000	100,000
Granted during the period (units)				0
Modification of options (units)				0
Exercised during the period (units)	(20,000)	(20,000)
Exercised and forfeited during the period (units)				(80,000)
Forfeited			0
Outstanding at the end (units)			20,000	20,000